Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
14.	SUBSEQUENT EVENTS
The Company evaluated subsequent events from March 31, 2022, the date of these condensed consolidated financial statements, through June 2, 2022 which represents the date the condensed consolidated financial statements were available to be issued, for events requiring adjustment to or disclosure in these condensed consolidated financial statements. Except as noted below, are no material events that require adjustment to or disclosure in these condensed consolidated financial statements.
On May 26, 2022 (the “Closing Date”), the Company completed the transactions contemplated by the business combination agreement with Haymaker described in Note 1 (the “Business Combination”). The Business Combination will be accounted for as a common control transaction, in accordance with GAAP, as the Company’s founder is deemed to have continued control over the combined company for accounting purposes. Under this method of accounting, Haymaker’s acquisition of the Company will be accounted for at the Company’s historical carrying values, and the Company will be deemed the predecessor entity. This method of accounting is similar to a reverse recapitalization whereby the Business Combination will be treated as the equivalent of the Company issuing stock for the net asset of Haymaker, accompanied by a recapitalization. The net assets of Haymaker will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of the Company.
In connection with the Business Combination, a number of ancillary transactions were consummated on the Closing Date, including the following:

•
The Company entered into a Second Amended and Restated Operating Agreement (the “A&R OA”), which, among other things, (i) provided for a recapitalization of the Company’s ownership structure into a single class of Class A common units, (ii) designated Haymaker as the sole manager of the Company, (iii) provides members with the right to exchange their Class A common units in the Company for shares of Class A common stock in Haymaker, and (iv) otherwise amended and restated the rights and preferences of the Company’s units.

•	Haymaker acquired 9,161,771 Class A common units, representing a 13.5% interest in the Company.

•
The Company entered into a tax receivable agreement (the “Tax Receivable Agreement”), which provides for, among other things, payment by Haymaker to the Company’s members of 85% of the U.S. federal, state and local income tax savings realized by Haymaker as a result of the increases in tax basis and certain other tax benefits related to the transactions contemplated under the Business Combination agreement and the redemption of the Company’s units in exchange for Class A common stock of Haymaker.

•
The Company entered into a new credit agreement (the “Credit Agreement”) which provides for (i) a $50,000,000 senior secured revolving credit facility (the “Revolving Loans”) and (ii) a $125,000,000 senior secured term loan A credit facility, which was borrowed in full on the closing date (the “Term Loan” and, together with the Revolving Loans, collectively, the “Loans”). The Company used the proceeds of the Loans to refinance and replace its existing revolving credit facility described in Note 8 and for general corporate purposes.

•
On May 18, 2022, Biote Medical and Gary S. Donovitz, MD, the founder of BioTE Medical (the “Founder Advisor”), entered into a Founder Advisory Agreement, effective as of, and contingent upon, the Closing (the “Founder Advisory Agreement”). Pursuant to the Founder Advisory Agreement, the Founder Advisor will transition from an officer and manager of Biote Medical into the role of Founder Advisor and Senior Advisor (as defined in the Founder Advisory Agreement) as of the Closing. Pursuant to the Founder Advisory Agreement, Founder Advisor will provide strategic advisory services to Biote Medical for a period of four years, unless terminated earlier pursuant to the terms of the Founder Advisory Agreement, and will receive an annual fee equal to $300,000 per year, continued coverage under Biote Medical’s employee benefits and reimbursement for reasonable business expenses.

•
On May 18, 2022, Biote Medical entered into an Independent Contractor Agreement with Lani D. Consulting, a company affiliated with Lani Hammonds Donovitz, the wife of Gary S. Donovitz, MD, Biote’s founder and one of our five percent or greater shareholders (the “New Independent Contractor Agreement”). Immediately upon the Closing, the New Independent Contractor Agreement will replace the Independent Contractor Agreement, dated as of May 3, 2021, between Lani D. Consulting and Biote Medical. Pursuant to the New Independent Contractor Agreement, Lani D. Consulting will provide certain services to Biote Medical for a period of four years, unless terminated earlier pursuant to the terms of the New Independent Contractor Agreement, and will receive an annual fee equal to $250,000 per year and reimbursement for reasonable business expenses.

•
The Business Combination constituted a change in control or qualifying liquidity event with respect to the Company’s Class AAAA Incentive Units described in Note 9. As such, the Class AAAA Incentive Units vested and the Company recognized compensation expense of approximately $50.0 million on the Closing Date.

•
The Business Combination constituted a change in control or qualifying liquidity event with respect to the Company’s Phantom Equity Rights described in Note 9. As such, the Company will recognize the awards total grant-date fair value of approximately $40.3 million over the up to two-year period from the Closing Date until the awards vest.

14. SUBSEQUENT EVENTS
The Company evaluated subsequent events from December 31, 2021, the date of these consolidated financial statements, through April 7, 2022, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. There are no material events that require adjustment to or disclosure in these consolidated financial statements.

Haymaker III [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than those identified below, the Company did not identify any subsequent events that would have required adjustment to or disclosure in the condensed financial statements.
On May 5, 2022, the Company filed a definitive proxy statement with the SEC setting forth all of the information relating to the Business Combination, as disclosed in Note 1, and inviting the Company’s stockholders to attend the special meeting in lieu of the 2022 annual meeting of the stockholders on May 24, 2022, at 10:00 a.m., Eastern time, to approve, among other things, the Business Combination Agreement and the Business Combination.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the event described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 28, 2022, the Company entered into a Working Capital Loan (see Note 5) with the Sponsor (the “Sponsor Working Capital Loan”) in the amount of $350,000, pursuant to which the Company received proceeds of $208,827. The Sponsor Working Capital Loan is non-interest
bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The unpaid principal balance on the Promissory Note may be convertible into warrants at the option of the Sponsor at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.